Investments in equity-accounted associates and joint ventures	12 Months Ended
Oct. 31, 2020
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Investments in equity-accounted associates and joint ventures

Note 2 6	Investments in equity-accounted associates and joint ventures

Joint ventures
CIBC is a 50/50 joint venture partner with The Bank of New York Mellon in two joint ventures: CIBC Mellon Trust Company and CIBC Mellon Global Securities Services Company, which provide trust and asset servicing, both in Canada. As at October 31, 2020, the carrying value of our investments in the joint ventures was $587 million (2019: $529 million), which was included in Corporate and Other.
As at October 31, 2020, loans to the joint ventures totalled nil (2019: nil) and undrawn credit commitments totalled $164 million (2019: $128 million).
CIBC, The Bank of New York Mellon, and CIBC Mellon have, jointly and severally, provided indemnities to customers of the joint ventures in respect of securities lending transactions. See Note 22 for additional details.
There was no unrecognized share of losses of any joint ventures, either for the year or cumulatively. In 2020 and 2019, none of our joint ventures experienced any significant restrictions to transfer funds in the form of cash dividends or distributions, or repayment of loans or advances.
The following table provides the summarized aggregate financial information related to our proportionate interest in the equity-accounted joint ventures:

$ millions, for the year ended October 31	2020	2019	2018
Net income	$67	$88	$106
OCI	43	45	(12)
Total comprehensive income	$110	$133	$94
Associates
As at October 31, 2020, the total carrying value of our investments in associates was $71 million (2019: $57 million). These investments comprise: listed associates with a carrying value of $10 million (2019: $9 million) and a fair value of $10 million (2019: $9 million); and unlisted associates with a carrying value of $61 million (2019: $48 million) and a fair value of $83 million (2019: $76 million). Of the total carrying value of our investments in associates, $10 million (2019: $5 million) was included in Canadian Personal and Business Banking, $37 million (2019: $33 million) in Capital Markets, and $24 million (2019: $19 million) in Corporate and Other.
As at October 31, 2020, loans to associates totalled nil (2019: nil) and undrawn credit commitments totalled $79 million (2019: $79 million). We also had commitments to invest up to nil (2019: nil) in our associates.
There was no unrecognized share of losses of any associate, either for the year or cumulatively. In 2020 and 2019, none of our associates experienced any significant restrictions to transfer funds in the form of cash dividends or distributions, or repayment of loans or advances.
The following table provides the summarized aggregate financial information related to our proportionate interest in equity-accounted associates:

$ millions, for the year ended October 31	2020	2019	2018
Net income	$12	$4	$15
OCI	1	(1)	(7)
Total comprehensive income	$13	$3	$8